Stock-based Compensation - Stock Compensation (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense		$ 3.7	$ 4.5	$ 0.4
Compensation expense taxes		0.7	1.2	0.1
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense		1.1	1.7	0.2
Compensation expense taxes		0.2	0.4	0.1
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense		2.6	2.8	0.2
Compensation expense taxes		0.5	0.8	$ 0.1
Livent Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 0.4
Compensation expense taxes	$ 0.1
Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross stock compensation charges		4.1	4.3
Restructuring Charges
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross stock compensation charges		0.2	1.2
Business Separation Costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross stock compensation charges		$ 0.1	$ 0.2